Mar. 01, 2015

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated November 16, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, in order to reflect a reduction in the management fee and the contractual expense limitation agreements as well as the Fund's other expenses for the most recently completed fiscal year, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.60%	1.60%	1.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.76	1.66	1.64
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2,3]	1.51	1.41	1.39
Total Annual Fund Operating Expenses	3.61	4.01	3.24
Fee Waivers and Expense Reimbursements[4,5]	(1.41)	(1.31)	(1.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	2.20	2.70	1.95

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund's wholly-owned subsidiary.
2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
3	Remainder of Other Expenses has been restated to reflect expenses for the most recently completed fiscal year.
4	The Fund's adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund's Board.
5	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 2.20%, 2.70% and 1.95% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	736	1,449
CLASS C SHARES ($)	373	1,102
SELECT CLASS SHARES ($)	198	878

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	736	1,449
CLASS C SHARES ($)	273	1,102
SELECT CLASS SHARES ($)	198	878

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated November 16, 2015, to the Prospectuses

and Summary Prospectuses dated March 1, 2015, as supplemented

Effective immediately, in order to reflect a reduction in the management fee and the contractual expense limitation agreements as well as the Fund's other expenses for the most recently completed fiscal year, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.60%	1.60%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	1.47	1.40
Shareholder Service Fees	0.05	NONE
Remainder of Other Expenses[2,3]	1.42	1.40
Total Annual Fund Operating Expenses	3.07	3.00
Fee Waivers and Expense Reimbursements[4,5]	(1.32)	(1.30)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	1.75	1.70

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund's wholly-owned subsidiary.
2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
3	Remainder of Other Expenses has been restated to reflect expenses for the most recently completed fiscal year.
4	The Fund's adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund's Board.
5	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses, inclusive of the subsidiary, (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.75% and 1.70% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund's investment in such money market funds. These waivers are in effect through 2/28/17, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R5 SHARES ($)	178	824
CLASS R6 SHARES ($)	173	805

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE